ACCRUED LIABILITIES1	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Schedule Of Accrued Liabilities [Text Block]

7. ACCRUED LIABILITIES

Accrued liabilities as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Accrued compensation and related benefits	$272,342	$103,217
Accrued research and development expense	915,699	868,000
Accrued other expense	–	383,750

Total accrued liabilities	$1,188,041	$1,354,967